Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Restrictions on Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flows (in thousands):

	December 31,
	2017	2018
Cash and cash equivalents	$33,331	$24,990
Restricted cash	510	310
Total cash, cash equivalents and restricted cash	$33,841	$25,300

Schedule of Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same amounts shown in the consolidated statements of cash flows (in thousands):

	December 31,
	2017	2018
Cash and cash equivalents	$33,331	$24,990
Restricted cash	510	310
Total cash, cash equivalents and restricted cash	$33,841	$25,300

Schedule of New Accounting Pronouncements and Changes in Accounting Principles	The cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of ASC 606 were as follows (in thousands):

	Balance at December 31, 2017	Adjustments Due to ASC 606	Balance at January 1, 2018
Accounts receivable, net	$5,215	$136	$5,351
Inventories	3,248	(46)	3,202
Accrued liabilities	3,109	4	3,113
Accumulated deficit	(101,556)	87	(101,469)
In accordance with ASC 606, the disclosure of the impact of adoption on the consolidated balance sheet and statement of operations and comprehensive loss were as follows (in thousands):

	Year Ended December 31, 2018
	Balance As Reported	Balance Before ASC 606 Adoption	Effect of Change
Balance sheet:
Accounts receivable, net	$4,520	$4,494	$26
Inventories	5,744	5,766	(22)
Accrued liabilities	7,586	7,586	—
Accumulated deficit	(139,111)	(139,107)	(4)
Statement of operations and comprehensive loss:
Revenue	34,557	34,583	(26)
Cost of goods sold	10,874	10,852	22

Schedule of ASC 842 Impact of Adoption on Condensed Consolidated Balance Sheet
In accordance with ASC 842, the disclosure impact of adoption on the condensed consolidated balance sheet were as follows (in thousands):

Balance Sheet:	Balance at December 31, 2018	Adjustments Due to ASC 842	Balance at January 1, 2019
Other non-current assets	$—	$3,982	$3,982
Accrued liabilities	139	582	721
Other liabilities	1,069	3,400	4,469

Balance sheet information as of March 31, 2019 consists of the following (in thousands):

Operating Lease:	March 31, 2019
Operating lease right-of-use asset in other non-current assets	$3,820
Operating lease liability in accrued liabilities	$712
Operating lease liability in other liabilities	4,285
Total operating lease liabilities	$4,997

Net Loss Per Share Determination
Net loss per share was determined as follows (in thousands, except share and per share data):

	Three Months Ended March 31,
	2018	2019
Net loss attributable to Silk Road Medical, Inc. common stockholders	$(5,408)	$(24,158)
Weighted average common stock outstanding used to compute net loss per share, basic and diluted	739,308	1,200,719
Net loss per share attributable to Silk Road Medical, Inc. common stockholders, basic and diluted	$(7.31)	$(20.12)

Net loss per share was determined as follows (in thousands, except share and per share data):

	Year Ended December 31,
	2017	2018
Net loss attributable to Silk Road Medical, Inc. common stockholders	$(19,356)	$(37,629)
Weighted average common stock outstanding used to compute net loss per share, basic and diluted	434,158	960,882
Net loss per share attributable to Silk Road Medical, Inc. common stockholders, basic and diluted	$(44.58)	$(39.16)

Schedule of Potentially Dilutive Securities Outstanding Excluded from Diluted Weighted Average Shares Outstanding
The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding because such securities have an antidilutive impact due to the Company’s net loss, in common stock equivalent shares:

	March 31,
	2018	2019
Redeemable convertible preferred stock outstanding	21,233,190	21,238,105
Redeemable convertible preferred stock warrants outstanding	2,672,502	2,667,587
Common stock options	4,431,797	4,138,635
Common stock warrants outstanding	—	7,527
	28,337,489	28,051,854

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding because such securities have an antidilutive impact due to the Company’s net loss, in common stock equivalent shares:

	December 31,
	2017	2018
Redeemable convertible preferred stock outstanding	21,233,190	21,233,190
Redeemable convertible preferred stock warrants outstanding	2,672,502	2,672,502
Common stock options	4,308,890	4,364,377
Common stock warrants outstanding	—	7,527
	28,214,582	28,277,596

Schedule of Calculation of Pro Forma Earnings Per Share
Unaudited pro forma basic and diluted loss per share is computed as follows (in thousands, except share and per share data):

Three Months Ended March 31,
2019

Numerator:
Net loss and comprehensive loss attributable to Silk Road Medical, Inc. common stockholders	$(24,158)
Adjust: Change in fair value of redeemable convertible preferred stock warrants	15,712
Pro forma net loss	$(8,446)
Denominator:
Weighted average common shares used to compute net loss per share, basic and diluted	1,200,719
Adjust: Conversion of redeemable convertible preferred stock	21,233,190
Adjust: Cash and net exercise of redeemable convertible preferred stock warrants into common stock	1,941,105
Adjust: Cash and net exercise of common stock warrants into common stock	5,970
Weighted average common shares used to compute pro forma net loss per share, basic and diluted	24,380,984
Pro forma net loss per share, basic and diluted	$(0.35)

Unaudited pro forma basic and diluted loss per share is computed as follows (in thousands, except share and per share data):

Year Ended December 31,
2018
(unaudited)
Numerator:
Net loss and comprehensive loss attributable to Silk Road Medical, Inc. common stockholders	$(37,629)
Adjust: Change in fair value of redeemable convertible preferred stock warrants	11,906
Pro forma net loss	$(25,723)
Denominator:
Weighted average common shares used to compute net loss per share, basic and diluted	960,882
Adjust: Conversion of redeemable convertible preferred stock	21,233,190
Adjust: Cash and net exercise of redeemable convertible preferred stock warrants into common stock warrants	1,940,450
Adjust: Cash and net exercise of common stock warrants into common stock	246
Weighted average common shares used to compute pro forma net loss per share, basic and diluted	24,134,768
Pro forma net loss per share, basic and diluted	$(1.07)